WYNSTONE PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1999
                                   (UNAUDITED)

                             WYNSTONE PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 1999

                                   (UNAUDITED)







                                    CONTENTS





Statement of Assets, Liabilities and Partners' Capital...................... 1
Statement of Operations..................................................... 2
Statement of Changes in Partners' Capital - Net Assets...................... 3
Notes to Financial Statements............................................... 4
Results of Special Meeting..................................................12
Schedule of Portfolio Investments...........................................13
Schedule of Written Options.................................................16

WYNSTONE PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
-----------------------------------------------------------------------------

                                                                JUNE 30, 1999
ASSETS                                                           (UNAUDITED)

Cash                                                                  $ 3,840
Investments in securities, at market (identified cost - $10,866)       11,682
Due from broker                                                           305
Dividends receivable                                                       18
Interest receivable                                                         3
Prepaid expenses                                                            7
                                                                      -------
      TOTAL ASSETS                                                     15,855
                                                                      -------

LIABILITIES

Outstanding options written, at value (premiums received - $436)          404
Management fee payable                                                     12
Payable to affiliate                                                       40
Accrued expenses                                                          207
                                                                      -------
      TOTAL LIABILITIES                                                   663
                                                                      -------

        NET ASSETS                                                    $15,192
                                                                      =======

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                           $14,203
Accumulated net investment loss                                          (193)
Accumulated net realized gain on investments                              334
Accumulated net unrealized appreciation                                   848
                                                                      -------

      PARTNERS' CAPITAL - NET ASSETS                                  $15,192
                                                                      =======






The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
------------------------------------------------------------------------------

                                                              SIX MONTHS ENDED
                                                                JUNE 30, 1999
                                                                 (UNAUDITED)
INVESTMENT INCOME
   Interest                                                         $108
   Dividends                                                          65
                                                                   -----
                                                                     173
                                                                   -----
EXPENSES
   OPERATING EXPENSES:
      Professional fees                                              101
      Administration fees                                             70
      Investor servicing and accounting fees                          63
      Insurance expense                                               33
      Individual General Partners' fees and expenses                  13
      Custodian fees                                                   7
      Miscellaneous                                                    6
                                                                   -----
        TOTAL OPERATING EXPENSES                                     293
      Dividends on securities sold, not yet purchased                  1
                                                                   -----
        TOTAL EXPENSES                                               294
                                                                   -----

        NET INVESTMENT LOSS                                         (121)
                                                                   -----

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   REALIZED GAIN (LOSS) ON INVESTMENTS:
      Investment securities                                           23
      Purchased options                                               55
      Written options                                                279
      Securities sold, not yet purchased                             (28)
                                                                   -----

        NET REALIZED GAIN ON INVESTMENTS                             329
                                                                   -----

NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                 708
                                                                   -----

        NET REALIZED AND UNREALIZED GAIN                           1,037
                                                                   -----

        INCREASE IN PARTNERS' CAPITAL DERIVED
          FROM INVESTMENT ACTIVITIES                               $ 916
                                                                   =====

The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
------------------------------------------------------------------------------------------------------

                                                   SIX MONTHS                       PERIOD FROM
                                                      ENDED                      NOVEMBER 16, 1998
                                                  JUNE 30, 1999            (COMMENCEMENT OF OPERATIONS)
                                                   (UNAUDITED)                 TO DECEMBER 31, 1998
FROM INVESTMENT ACTIVITIES

   Net investment loss                                  $ (121)                              $ (72)
   Net realized gain on investments                        329                                   5
   Net change in unrealized appreciation on
      investments                                          708                                 140
                                                       -------                             -------

      INCREASE IN PARTNERS' CAPITAL DERIVED
        FROM INVESTMENT ACTIVITIES                         916                                  73
                                                       -------                             -------

PARTNERS' CAPITAL TRANSACTIONS

   Capital contributions                                 3,550                              10,675
   Capital withdrawals                                     (22)                                 (0)
                                                       -------                             -------

      INCREASE IN PARTNERS' CAPITAL
        DERIVED FROM CAPITAL TRANSACTIONS                3,528                              10,675

      PARTNERS' CAPITAL AT BEGINNING OF PERIOD          10,748                                   0
                                                       -------                             -------

      PARTNERS' CAPITAL AT END OF PERIOD               $15,192                             $10,748
                                                       =======                             =======



The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.



NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
     1.  ORGANIZATION

         Wynstone Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on August 13, 1998. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership's term is perpetual unless the Partnership is otherwise terminated under the terms of the Limited Partnership Agreement dated as of September 2, 1998.

         The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of U.S. companies engaged in the financial services industry, but it may also invest up to 25% of the value of its total assets in the securities of foreign issuers, including depository receipts relating to foreign securities. Except during periods of adverse market conditions in the financial services industry or in the U.S. equity market generally, the Partnership will invest more than 25% of the value of its total assets in issuers engaged in the financial services industry. The Partnership's investments may include long and short positions in equity securities, fixed-income securities, and various derivatives, including options on securities and stock index options.

         There are four "Individual General Partners", who serve as the governing board of the Partnership, and an "Adviser." CIBC Oppenheimer Advisers, L.L.C. (the "Adviser") serves as the investment adviser of the Partnership and is responsible for managing the Partnership's investment portfolio. CIBC World Markets Corp. (formerly CIBC Oppenheimer Corp.) is the managing member and controlling person of the Adviser, and KBW Asset Management, Inc. ("KBWAM") is a non-managing member of the Adviser. Investment professionals employed by KBWAM manage the Partnership's investment portfolio on behalf of the Adviser under the supervision of CIBC World Markets Corp.("CIBC WM").

         The acceptance of initial and additional contributions is subject to approval by the Individual General Partners. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners at the end of 1999. Thereafter, the Adviser expects that generally it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles

WYNSTONE PARTNERS, L.P.



NOTES TO FINANCIAL STATEMENTS - JUNE 30, 1999 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in the preparing of the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities held short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options held short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value in accordance with procedures adopted in good faith by the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------



         2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A. PORTFOLIO VALUATION (CONTINUED)

         to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Individual General Partners.

         B. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership will be made. The partners are individually liable for the income taxes on their share of the Partnership's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month.

         Payable to affiliate represents insurance expense in the amount of $40,170 paid on behalf of the Partnership by CIBC WM.

         During the six months ended June 30, 1999, CIBC WM earned no brokerage commissions from portfolio transactions executed on behalf of the Partnership. Keefe, Bruyette & Woods, Inc., an affiliated broker of
         KBWAM, earned $5,570 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         The Adviser of the Partnership will serve as the Special Advisory Limited Partner of the Partnership. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Limited Partner as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Limited Partner's "loss recovery account". The Incentive Allocation will be credited to the Special Advisory Account of the Adviser.

         Each Independent Individual General Partner who is not an "interested person" of the Partnership as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fees

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------



     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         from the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 1999, fees (including meeting fees and an annual retainer) and expenses paid to the Individual General Partners totaled $19,500.

         Chase Manhattan Bank serves as Custodian of the Partnership's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 1999, amounted to $12,679,320 and $7,444,072, respectively.

         At June 30, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 1999, accumulated net unrealized appreciation on investments was $848,360, consisting of $1,013,877 gross unrealized appreciation and $165,517 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades and securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. As of June 30, 1999 and for the period then ended, the Partnership had no margin borrowings. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account, held by the Custodian. As of June 30, 1999 and for the period then ended, the Partnership had no outstanding margin borrowings.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------



     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off- balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Partners' Capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Partners' Capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counter party not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities. As of and for the six months ended June 30, 1999, the Partnership purchased 28 call option contracts at a cost of $69,384.

         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------



     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Transactions in written options were as follows:

                                                       CALL OPTIONS                          PUT OPTIONS
                                          -----------------------------------    -------------------------------------
                                               NUMBER              AMOUNT OF         NUMBER              AMOUNT OF
                                            OF CONTRACTS            PREMIUM       OF CONTRACTS            PREMIUM
                                          ------------------    -------------    --------------        ------------
          Beginning balance                         29             $   8,719             735             $ 116,014
          Options written                        1,711               484,578           1,964               616,036
          Options closed                        (1,032)             (335,504)         (1,439)             (326,297)
          Expired options                            0                     0            (673)             (127,618)
                                                ------             ---------          ------             ---------
          Options outstanding at
          June 30, 1999                            708             $ 157,793             587             $ 278,135
                                                ======             =========          ======             =========

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The  Partnership   maintains   positions  in  a  variety  of  financial
         instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                               NET GAINS
                                                       FOR THE SIX MONTHS ENDED
                                                             JUNE 30, 1999
                                                             -------------
           Equity securities                                   $  663,790
           Equity options                                          73,410
           Written options                                        300,278
                                                               -----------
           Total                                               $1,037,478
                                                               ===========


         The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                     AVERAGE MARKET VALUE FOR
                              MARKET VALUE AT          THE SIX MONTHS ENDED
                              JUNE  30, 1999              JUNE  30, 1999
                              --------------          ----------------------
        ASSETS:
           Equity options           $ 88,550                    $ 56,233
        LIABILITIES:
           Written options        ($ 403,969)                 ($ 320,982)

         Average market values presented above are based upon month-end market values during the six months ended June 30, 1999.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------


     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                            NOVEMBER 16, 1998
                                                               SIX MONTHS                   (COMMENCEMENT OF
                                                                  ENDED                      OPERATIONS) TO
                                                               JUNE 30, 1999                DECEMBER 31, 1998
                                                           -----------------            -------------------------
Ratio of net investment loss to average net assets               (1.79%)*                        (8.39%)*
Ratio of operating expenses to average net assets                 4.35%*                         13.39%*
Portfolio turnover rate                                          76.00%                          10.75%
Average commission rate paid                                     $0.0583**                       $0.0600**
Total return                                                      6.20%***                       (1.40%)***

          *    Annualized.
          ** Average commission rate paid on purchases and sales of investment securities held long.
          *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Limited Partnership interest on the last day of the period noted, before incentive allocation to the Special Advisory Limited Partner, if any. Total returns for a period of less than a full year are not annualized.

     9.  YEAR 2000

         Like other investment companies and financial and business organizations around the world, the Partnership could be adversely affected if the computer systems it uses and those used by the Partnership's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

         The Partnership has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Partnership has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Partnership or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Partnership's operations. Management will continue to monitor the status of and its exposure to this issue. For the six months ended June 30, 1999, the Partnership incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

     9.  YEAR 2000 (CONTINUED)

         The Partnership intends to develop contingency plans designed to ensure
         that  third  party   non-compliance  will  not  materially  affect  the
         Partnership's operations.

WYNSTONE PARTNERS, L.P.



RESULTS OF SPECIAL MEETING
--------------------------------------------------------------------------------

         The Partnership held a Special Meeting of the Limited Partners on June 25, 1999. The purpose of the meeting was to vote on proposals to convert Wynstone Partners, L.P. from a Delaware limited partnership to a Delaware limited liability company and to adopt the proposed limited liability company agreement. A total of 21 partners, representing $10,288,490 of interests in Wynstone Partners, L.P. and 67.78% of the votes eligible to be cast at the Special Meeting, voted to approve the conversion and adopt the agreement. The limited partners also elected four persons to serve as Managers of the limited liability company and ratified the selection of Ernst & Young LLP to serve as the independent accountant for the Partnership for the year ending December 31, 1999. The following provides information concerning the matters voted on at the meeting:

I. PROPOSALS TO CONVERT WYNSTONE PARTNERS, L.P. FROM A DELAWARE LIMITED PARTNERSHIP TO A DELAWARE LIMITED LIABILITY COMPANY AND TO ADOPT THE PROPOSED LIMITED LIABILITY COMPANY AGREEMENT

           VOTES FOR            VOTES AGAINST              VOTES ABSTAINED
           ---------            --------------             ---------------
         $ 10,288,490                $ 0                         $ 0

         Effective   July  1,  1999,   the  conversion  was  completed  and  the
         Partnership changed its name to Wynstone Fund, L.L.C.

II.      ELECTION OF MANAGERS OF LIMITED LIABILITY COMPANY

         NOMINEE                VOTES FOR      VOTES WITHHELD
         -------                ---------      --------------
         Jesse H. Ausubel      $ 3,859,471       $ 6,429,019
         Paul Belica           $ 3,859,471       $ 6,429,019
         Charles F. Barber     $ 3,859,471       $ 6,429,019
         Thomas W. Brock       $ 3,859,471       $ 6,429,019

III. RATIFICATION OF ERNST & YOUNG LLP AS THE INDEPENDENT ACCOUNTANT OF THE PARTNERSHIP

           VOTES FOR            VOTES AGAINST              VOTES ABSTAINED
           ---------            --------------             ---------------
         $ 10,288,490                $ 0                         $ 0

WYNSTONE PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
    SHARES                                                          MARKET VALUE
                 COMMON STOCKS - 76.32%
                   COMMERCIAL BANKS - CENTRAL U.S. - 6.42%
        10,000       Cullen/Frost Bankers, Inc.              (a)     $  275,630
        14,000       First Midwest Bancorp, Inc.             (a)        556,500
        10,700       Sterling Bancshares, Inc.                          143,112
                                                                     ----------
                                                                        975,242
                                                                     ----------

                   COMMERCIAL BANKS - EASTERN U.S. - 15.09%
        10,914       Chittenden Corp.                                   341,063
         1,000       Independent Bank Corp.                              15,750
         8,240       Investors Financial Services Corp.                 329,600
           530       M & T Bank Corp.                                   291,500
        27,000       Peoples Heritage Financial Group, Inc.  (a)        507,951
         7,100       Summit Bancorp                                     296,872
         5,500       U.S. Trust Corp.                                    08,750
                                                                     ----------
                                                                      2,291,486
                                                                     ----------

                   COMMERCIAL BANKS - SOUTHERN U.S. - 10.90%
           300       CCB Financial Corp.                                 15,788
         7,600       Centura Banks, Inc.                                428,450
        16,300       Colonial BancGroup, Inc.                           227,189
        13,199       Compass Bancshares, Inc.                (a)        359,673
        10,300       First American Corp.                    (a)        428,099
         9,000       National Commerce Bancorp                          196,875
                                                                     ----------
                                                                      1,656,074
                                                                     ----------
                   COMMERCIAL BANKS - WESTERN U.S. - 6.80%
         4,500       City National Corp.                                168,471
        16,400       First Security Corp.                    (a)        446,900
         3,850       UCBH Holdings, Inc. *                               69,061
         8,000       Western Bancorp                                    348,000
                                                                     ----------
                                                                      1,032,432
                                                                     ----------

                   FINANCE - CREDIT CARD - 2.56%
         2,400       Capital One Financial Corp.                        133,651
         6,200       MBNA Corp.                                         189,875
           700       Providian Financial Corp.                           65,275
                                                                     ----------
                                                                        388,801
                                                                     ----------


The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

-------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
    SHARES                                                          MARKET VALUE
                 COMMON STOCKS - 76.32%- (CONTINUED)
                   MONEY CENTER BANKS - 1.93%
         8,000       Bank of New York Co., Inc.              (a)    $   293,504
                                                                    -----------

                   S&L/THRIFTS - CENTRAL U.S. - 4.12%
         6,400       Commercial Federal Corp.                (a)        148,403
        18,730       St. Paul Bancorp, Inc.                             477,615
                                                                    -----------
                                                                        626,018
                                                                    -----------

                   S&L/THRIFTS - EASTERN U.S. - 7.18%
        10,000       Reliance Bancorp, Inc.                             276,250
        29,000       Seacoast Financial Services Corp.       (a)        329,875
        40,000       Sovereign Bancorp, Inc.                 (a)        485,000
                                                                    -----------
                                                                      1,091,125
                                                                    -----------

                   SUPER-REGIONAL BANKS - U.S. - 21.32%
        11,400       Bank One Corp.                          (a)        679,018
         4,200       Comerica, Inc.                                     249,640
        23,400       KeyCorp                                 (a)        751,725
        28,000       Mellon Bank Corp.                       (a)      1,018,500
        11,500       U.S. Bancorp                            (a)        383,813
         3,500       Union Planters Corp.                               156,408
                                                                    -----------
                                                                      3,239,104
                                                                    -----------

                     TOTAL COMMON STOCKS (COST $10,796,551)         $11,593,786
                                                                    ===========













The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                                   JUNE 30, 1999
NUMBER OF                                                           MARKET VALUE
CONTRACTS
                 CALL OPTIONS - 0.58%
                   SUPER-REGIONAL BANKS- U.S. - 0.58%
            28       SunTrust Banks, Inc., 01/22/00, $40.00        $    88,550
                                                                   -----------

                     TOTAL CALL OPTIONS (COST $69,384)                  88,550
                                                                   ===========

                     TOTAL INVESTMENTS (COST  $10,865,935) - 76.90% 11,682,336
                                                                   ===========

                     OTHER ASSETS, LESS LIABILITIES - 23.10%         3,509,767
                                                                   -----------

                     NET ASSETS - 100%                             $15,192,103
                                                                   ===========





(a) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
*    Non-income producing security.

The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------
                                                               JUNE 30, 1999
NUMBER OF                                                      MARKET VALUE
CONTRACTS
          WRITTEN CALL OPTIONS - (1.01%)
            COMMERCIAL BANKS - EASTERN U.S. - (0.15%)
       71       Summit Bancorp, 01/22/00, $42.50                  $(23,075)
                                                                ----------

            COMMERCIAL BANKS - SOUTHERN U.S. - (0.19%)
       20       Compass Bancshares, Inc., 07/17/99, $23.38         (12,750)
       86       Hibernia Corp., 10/16/99, $17.50                    (9,675)
       90       National Commerce Bancorp, 07/17/99, $22.50         (6,192)
                                                                ----------
                                                                   (28,617)
                                                                ----------

            COMMERCIAL BANKS - WESTERN U.S. - (0.06%)
       45       City National Corp., 11/20/99, $40.00               (8,438)
                                                                ----------

            FINANCE - CREDIT CARDS - (0.28%)
       41       MBNA Corp., 01/22/00, $26.63                       (42,281)
                                                                ----------

            S&L/THRIFTS - EASTERN U.S. - (0.16%)
       25       Sovereign Bancorp, Inc., 01/22/00, $12.50           (4,845)
      200       Sovereign Bancorp, Inc., 01/22/00, $15.00          (18,760)
       70       Sovereign Bancorp, Inc., 07/17/99, $15.00             (875)
                                                                ----------
                                                                   (24,480)
                                                                ----------

            SUPER-REGIONAL BANKS- U.S. - (0.17%)
       60       Bank One Corp., 01/22/00, $65.00                   (26,250)
                                                                ----------

                TOTAL WRITTEN CALL OPTIONS (PREMIUMS $157,793)    (153,141)
                                                                ==========

          sWRITTEN PUT OPTIONS - (1.65%)
            COMMERCIAL BANKS - SOUTHERN U.S. - (0.35%)
       40       First American Corp., 09/18/99, $40.00             (7,000)
       40       First American Corp., 09/18/99, $45.00            (19,000)
       52       Mercantile Bank, 12/18/99, $55.00                 (17,550)
       70       National Commerce Bank, 07/17/99, $22.50           (9,625)
                                                                ----------
                                                                  (53,175)
                                                                ----------



The accompanying notes are an integral part of these financial statements.

WYNSTONE PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                              JUNE 30, 1999
NUMBER OF                                                      MARKET VALUE
CONTRACTS
          WRITTEN PUT OPTIONS - (CONTINUED)
            FINANCE - CREDIT CARD - (0.46%)
       33       Capital One Financial Corp., 09/18/99, $46.63    $(3,920)
       30       Capital One Financial Corp., 09/18/99, $58.38    (22,875)
       30       Capital One Financial Corp., 12/18/99, $56.67    (21,000)
       50       Capital One Financial Corp., 12/18/99, $51.63    (22,500)
                                                              ----------
                                                                 (70,295)
                                                              ----------

            MONEY CENTER BANKS - (0.08%)
       23       Bank of America Corp., 08/21/99, $70.00           (5,320)
       20       Chase Manhattan Corp., 09/18/99, $80.00           (6,500)
                                                              ----------
                                                                 (11,820)
                                                              ----------

            SUPER-REGIONAL BANKS - U.S. - (0.76%)
       28       Bank One Corp., 08/21/99, $60.00                  (9,100)
       26       Comerica, Inc., 07/17/99, $60.00                  (4,875)
      125       U.S. Bancorp, 01/22/00, $40.00                   (95,313)
       20       Wachovia Corp., 08/21/99, $85.00                  (6,250)
                                                              ----------
                                                                (115,538)
                                                              ----------

                TOTAL WRITTEN PUT OPTIONS (PREMIUMS $278,135)   (250,828)
                                                              ==========

                TOTAL OPTIONS WRITTEN (PREMIUMS $435,928)      $(403,969)
                                                              ==========














The accompanying notes are an integral part of these financial statements.
                                      -17-